Average Annual Total Returns - Transamerica Pinebridge Inflation Opportunities VP	Initial 1 Year	Initial 5 Years	Initial Since Inception	Initial Inception Date	Service 1 Year	Service 5 Years	Service Since Inception	Service Inception Date	Bloomberg Barclays US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.01%	4.66%	2.74%	May 01, 2011	8.69%	4.39%	2.66%	May 01, 2011	10.99%	5.08%	3.45%	12.67%	5.68%	3.44%